Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	Burning Rock Biotech Limited
Entity Central Index Key	0001792267
Current Fiscal Year End Date	--12-31
Entity File Number	001-39316
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 5, Xingdao Ring Road North
Entity Address, Address Line Two	International Bio Island
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	510005
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Firm ID	1408
Auditor Location	Shanghai, the People’s Republic of China
Document Financial Statement Error Correction [Flag]	false
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing ten Class A ordinary shares, par value US$0.0002 per share
Trading Symbol	BNR
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	651,908
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0002 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	87,857,741
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	17,324,848
Treasury Stock, Common [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,023,138
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	No. 5, Xingdao Ring Road North
Entity Address, Address Line Two	International Bio Island
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Contact Personnel Name	Ms. Xiaozhi Hu
Contact Personnel Email Address	ir@brbiotech.com
City Area Code	86 020
Local Phone Number	3403 7871
Entity Address, Postal Zip Code	510005